Related Party Transactions - Additional Information (Detail)									12 Months Ended
	Dec. 30, 2021 USD ($) StorageFacility	Nov. 12, 2021 USD ($)	Mar. 17, 2021 USD ($)	Mar. 11, 2021 USD ($)	Mar. 10, 2021 USD ($)	Jan. 21, 2021 shares	Nov. 12, 2020 USD ($)	Sep. 21, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 16, 2021 USD ($)	Oct. 29, 2020 USD ($)	Apr. 11, 2020 USD ($)	Oct. 29, 2019 USD ($)
Related Party Transaction [Line Items]
Maximum dealer manager commission fee percentage of proceeds from Primary Offering									3.00%
Maximum purchase commitment amount															$ 200,000,000
Redemption of preferred units											$ 200,000
Change in deferred tax liability									$ (2,025,869)	$ (5,926,732)	$ (806,083)
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis	LIBOR plus 3%
Line of credit facility, current borrowing capacity									6,800,000
Additional amount available under credit facility									38,200,000
Commitment fee percentage	1.00%
SST VI Mezzanine Loan | Upon Achievement Of Certain Financial Conditions
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis	LIBOR plus 4%
Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Term				6 months
Self Storage Facility in Phoenix, Arizona | Mezzanine Loan
Related Party Transaction [Line Items]
Debt				$ 3,500,000	$ 3,500,000
Interest rate				8.50%	8.50%
Term				6 months
Self Storage Facility in Phoenix, Arizona | Extension Option Mezzanine Loan
Related Party Transaction [Line Items]
Interest rate				9.25%	9.25%
Term				180 days	180 days
Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Receivables due from related parties									$ 1,400,000	500,000
Maximum | SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt	$ 45,000,000
Class A Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering									7.00%
Class T Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering									2.00%
SmartStop Asset Management
Related Party Transaction [Line Items]
Percentage of non-voting equity owned									15.00%
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest									100.00%
Transfer Agent Agreement
Related Party Transaction [Line Items]
Transfer agent agreement term									3 years
Transfer agent renewal agreement term									1 year
Transfer agent agreement termination description									The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Maximum purchase units of limited partnership interest | shares								1,600,000
Maximum purchase commitment amount								$ 40,000,000
Percentage of investment fee due upon closing each tranche								1.00%
Description of preferred investor distributions									The Preferred Investor received distributions, payable monthly in arrears, at a rate of 7.25% per annum from the date of investment until 180 days after the date of investment, 8.25% per annum from 181 days after the date of investment until 360 days after the date of investment, and 9.25% per annum thereafter (collectively, the “Pay Rate”). The proceeds of the SSGT II Investment may be used by SSGT II OP to finance self storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each SSGT II Preferred Unit had a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The foregoing distributions are payable monthly, and calculated on an actual/360 day basis, and any unpaid distributions accrue at the applicable Pay Rate.
Preferred stock, liquidation preference per unit | $ / shares								$ 25.00
Additional preferred investments in operating partnership								$ 6,500,000	$ 7,500,000	7,500,000			$ 13,000,000	$ 13,000,000
Investment of preferred investor							$ 13,500,000
Redemption of preferred units							$ 19,000,000
Partnership units exchanged | shares						13,500,000
SSGT II Unit Purchase Agreement | Other Income
Related Party Transaction [Line Items]
Income related to preferred units									$ 100,000	600,000
SSGT II Unit Purchase Agreement | Investment Until 180 Days
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears								7.25%
SSGT II Unit Purchase Agreement | Investment After 181 Days Until 360 Days
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears								8.25%
SSGT II Unit Purchase Agreement | Investment Thereafter
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears								9.25%
SST IV Advisor
Related Party Transaction [Line Items]
Monthly asset management fee									0.0833%
Monthly asset management fee one twelfth of less than one percentage of average invested assets									one-twelfth of 1%
Write-off of carrying value related to intangible asset			$ 5,300,000
write-off related to special limited partnership interest			1,200,000
SST IV Advisor | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability									$ (1,400,000)
SSGT II Advisor
Related Party Transaction [Line Items]
Monthly asset management fee									0.1042%
Monthly asset management fee one twelfth of less than one percentage of average invested assets									one-twelfth of 1.25%
Percentage of distribution from operating partnership									10.00%
Annual aggregate distribution percentage									5.00%
SST VI Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract									1.00%
Monthly asset management fee									0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets									one-twelfth of 0.75%
Managed REIT Property Management Agreements
Related Party Transaction [Line Items]
Percentage of fee of former external property managers									6.00%
Construction management fee									5.00%
Cost of construction or capital improvement work									$ 10,000
One time fee for former external property managers									3,750
Write-off of carrying value related to intangible asset			$ 1,900,000
Managed REIT Property Management Agreements | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability									(500,000)
Managed REIT Property Management Agreements | Minimum
Related Party Transaction [Line Items]
Our former external property management fee									3,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties									60,000	50,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees									200,000	1,900,000
Reimbursements of administrative service fees									600,000	$ 400,000
SmartStop OP
Related Party Transaction [Line Items]
Investment					$ 5,000,000.0
SST VI OP
Related Party Transaction [Line Items]
Payment of term loan with accrued interest		$ 2,100,000
Number of self storage facilities | StorageFacility	2
SST VI OP | Mezzanine Loan
Related Party Transaction [Line Items]
Debt												$ 2,100,000
Long-term Line of Credit		$ 3,500,000
SST VI OP | Term Loan
Related Party Transaction [Line Items]
Debt												$ 2,100,000
SST VI OP | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Self storage facility acquired				$ 16,000,000	$ 16,000,000
SST VI OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest									$ 600,000